Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table presents the Trust’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013, respectively:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$492,477	$-	$-	$492,477
Forwards currency postions	-	(10,546)	-	(10,546)
	492,477	(10,546)	-	481,931
Liabilities
Options written on futures contracts	(15,976)	-	-	(15,976)
	(15,976)	-	-	(15,976)

Total fair value	$476,501	$(10,546)	$-	$465,955

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$762,636	$-	$-	$762,636
Fixed income securities	-	1,465,195	-	1,465,195
Total assets	762,636	1,465,195	-	2,227,831

Total fair value	$762,636	$1,465,195	$-	$2,227,831